Percentage of PVFP Balance Net of Interest Accretion, before Effect of Unrealized Investment Gains or Losses, Estimated to be Amortized over Next Five Years (Detail)	12 Months Ended
Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2013	5.00%
2014	5.50%
2015	8.10%
2016	8.40%
2017	6.40%